Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables
Schedule of other receivables
	Year ended Dec 31, 2022	Year ended Dec 31, 2021
	(Audited)	(Audited)
Other receivables	$6,898	$37
Deposits	$4,930	$158
Prepayments	$3,318	$579,920
Total other receivables	$15,146	$580,115